Goodwill and intangible assets	12 Months Ended
Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets

9.	Goodwill and intangible assets

Intangible assets acquired during the fiscal year ended March 31, 2017 totaled 109,726 million yen, of which 109,492 million yen is subject to amortization, and are comprised of the following:

	Intangible assets acquired during the fiscal year	Weighted-average amortization period
	Yen in millions	Years
Patent rights, know-how and license agreements	4,417	7
Software to be sold, leased or otherwise marketed	17,004	3
Internal-use software	58,097	5
Other	29,974	11

In the fiscal year ended March 31, 2017, additions to internal-use software primarily related to the capitalization of new software across several business platforms.

Intangible assets subject to amortization are comprised of the following:

	Yen in millions
	March 31, 2016		March 31, 2017
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Patent rights, know-how and license agreements	337,675	(223,738)	317,337	(251,401)
Customer relationships	36,925	(12,531)	37,289	(15,585)
Trademarks	29,825	(12,979)	31,630	(15,554)
Software to be sold, leased or otherwise marketed	126,743	(94,009)	117,897	(86,661)
Internal-use software	448,109	(297,057)	473,750	(310,408)
Music catalogs	217,056	(91,303)	218,321	(95,367)
Artist contracts	31,923	(28,857)	31,393	(29,001)
Television carriage contracts (broadcasting agreements)	59,607	(15,563)	74,780	(21,986)
Other	59,218	(47,475)	62,212	(46,624)

Total	1,347,081	(823,512)	1,364,609	(872,587)

The aggregate amortization expense for intangible assets for the fiscal years ended March 31, 2015, 2016 and 2017 was 132,228 million yen, 125,616 million yen and 121,634 million yen, respectively. The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

Fiscal year ending March 31	Yen in millions
2018	104,291
2019	74,247
2020	56,934
2021	42,996
2022	30,253

Total carrying amount of intangible assets having an indefinite life are comprised of the following:

	Yen in millions
	March 31
	2016	2017
Trademarks	70,081	70,220
Distribution agreements	18,834	18,834
Other	3,270	3,109

Total	92,185	92,163

The changes in the carrying amount of goodwill by segment for the fiscal years ended March 31, 2016 and 2017 are as follows:

	Yen in millions
	MC	G&NS	IP&S	HE&S	Semiconductors	Components	Pictures	Music	Financial Services	All Other	Total
Balance, March 31, 2015:
Goodwill — gross	179,331	154,399	7,186	5,320	33,006	4,756	224,239	132,675	3,020	24,386	768,318
Accumulated impairments	(176,045)	—	(300)	(5,320)	—	—	—	(306)	(706)	(24,386)	(207,063)

Goodwill	3,286	154,399	6,886	—	33,006	4,756	224,239	132,369	2,314	—	561,255

Increase (decrease) due to:
Acquisitions*1	—	—	1,589	—	18,035	2,599	12,082	38,487	—	—	72,792
Sales and dispositions	—	—	—	—	—	—	—	—	—	—	—
Impairments	—	—	—	—	—	—	—	—	—	—	—
Translation adjustments	—	(2,106)	(138)	—	(1,420)	(205)	(14,804)	(9,084)	—	—	(27,757)
Other	—	—	—	—	—	—	—	—	—	—	—

Balance, March 31, 2016:
Goodwill — gross	179,331	152,293	8,637	5,320	49,621	7,150	221,517	162,078	3,020	24,386	813,353
Accumulated impairments	(176,045)	—	(300)	(5,320)	—	—	—	(306)	(706)	(24,386)	(207,063)

Goodwill	3,286	152,293	8,337	—	49,621	7,150	221,517	161,772	2,314	—	606,290

Increase (decrease) due to:
Acquisitions*2	—	—	—	—	—	—	29,363	7,689	61	—	37,113
Sales and dispositions	—	—	—	—	—	—	(60)	—	—	—	(60)
Impairments	—	—	—	—	—	—	(112,069)	—	—	—	(112,069)
Translation adjustments	—	(355)	(186)	—	(77)	(11)	(598)	(3,351)	—	—	(4,578)
Other	—	—	—	—	(1,475)	(2,683)	—	—	—	—	(4,158)

Balance, March 31, 2017:
Goodwill — gross	179,331	151,938	8,451	5,320	48,069	4,456	246,085	166,416	3,081	24,386	837,533
Accumulated impairments	(176,045)	—	(300)	(5,320)	—	—	(107,932)	(306)	(706)	(24,386)	(314,995)

Goodwill	3,286	151,938	8,151	—	48,069	4,456	138,153	166,110	2,375	—	522,538

Sony realigned its business segments during the fiscal year ended March 31, 2017. As a result of this realignment, Sony has separated the Devices segment into the Semiconductors segment and the Components segment. As part of this realignment, the carrying amounts of associated goodwill for the former Devices segment have been reclassified into the Semiconductors segment and the Components segment using relative fair value method for the fiscal years ended March 31, 2015 and 2016. Refer to Note 28.

*1	Acquisitions for the fiscal year ended March 31, 2016 relate mainly to the Altair Semiconductor Ltd. (“Altair”) acquisition in the Semiconductors segment and the Components segment, and the Orchard Media, Inc. (“The Orchard”) acquisition in the Music segment. Refer to Note 24.

*2	Acquisitions for the fiscal year ended March 31, 2017 relate mainly to the TEN Sports Network acquisition in the Pictures segment. Refer to Note 24.

Impairment of goodwill related to mobile communications business -

During the fiscal year ended March 31, 2015, Sony recorded an impairment loss of 176,045 million yen in the MC segment. The goodwill impairment reflected a revision in the strategy for the MC business to concentrate on its premium lineup and reduce the number of models in the mid-range lineup as well as concentrating on certain selected markets due to continued increasingly competitive markets in various geographical areas, primarily resulting from rapid growth by Chinese smartphone competitors. The impairment loss is included in other operating expenses, net in the consolidated statements of income, and is recorded entirely within the MC segment. Refer to Note 13.

In conjunction with Sony’s review for goodwill impairment, Sony also assessed whether the carrying amount of any of the tangible or definite-lived intangible assets of the MC segment was recoverable. As a result of the assessment, Sony determined that there were no tangible or definite-lived intangible assets within the MC segment that were impaired.

Impairment of goodwill in the Pictures segment -

During the fiscal year ended March 31, 2017, Sony made a downward revision in the future profitability projection for the Motion Pictures business within the Pictures segment primarily due to a lowering of previous expectations regarding the home entertainment business, mainly driven by an acceleration of market decline. The future profitability projection for the Motion Pictures business also reflected a reduction in underlying profitability projections of film performance largely mitigated by measures identified to improve the profitability of the Motion Pictures business.

Sony assessed the aforementioned events and circumstances and determined that it was more likely than not that the fair value of the Production & Distribution reporting unit (which includes the Motion Pictures and the Television Productions businesses) was less than its carrying value. Accordingly, Sony conducted the goodwill impairment tests using this new profitability projection and recalculated the implied fair value of the goodwill of the reporting unit. As a result of this recalculation, the carrying value of the goodwill was determined to be zero.

Consequently, the entire amount of the goodwill in the Production & Distribution reporting unit, 112,069 million yen, was impaired, in the fiscal year ended March 31, 2017. The impairment loss is included in other operating expense, net in the consolidated statements of income, and is recorded entirely within the Pictures segment. The remaining carrying amount of goodwill in the Pictures segment as of March 31, 2017 is related to the Media Networks business.